THE
TREASURER'S
FUND

MONEY MARKET PORTFOLIOS

Domestic Prime
Tax Exempt
U.S. Treasury

                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 1999

                              THE TREASURER'S FUND

                                 ANNUAL REPORT
                              OCTOBER 31, 1999(a)

TO OUR SHAREHOLDERS,

     The Federal Reserve Board (the "Fed") raised interest rates at the November Federal Open Market Committee ("FOMC") meeting in an effort to slow the U.S. economy and guard against accelerating inflation. The move was the third quarter-point increase in less than five months. In explaining its action, the Fed warned that the economy is running out of workers rapidly and continued strong growth could lead to a surge in wages and eventually prices, jeopardizing an economic expansion that is about to become the longest in the nation's history.

     Since the November 16 meeting, economic indicators have suggested the same signs of a robust economy that have kept the markets on edge and the Fed willing to push interest rates higher. A portion of the economy's strength has come through significant gains in productivity, which is rising at a 4.9% annual rate, the quickest pace since the fourth quarter of 1992. Other robust signs included a rise in retail sales, broad based increases in manufacturing, a larger than expected rise in consumer confidence, strong third quarter Gross Domestic Product ("GDP") gains and solid wholesale inventories. Along with significant signs of continued economic expansion, we have also observed signs of moderate slowing within interest rate sensitive sectors. The National Association of Purchasing Management ("NAPM") index and factory orders dropped, existing home sales have declined, personal income and spending levels have leveled off and a slowdown in payroll growth eased the strain in the exceptionally tight labor market. The unemployment rate held steady at 4.1%, a 30-year low, while wages rose at the slowest rate in three months. We have also witnessed subdued labor costs. With productivity up 3.1% year over year, unit labor costs were 1.5% higher than in the same quarter last year. Despite some indications that the increase in interest rates is beginning to have a punitive impact on selected sectors, a broad-based slowing of the economy is unlikely to occur in the near term.

     In a flurry of economic releases before the Christmas holiday, we received a number of critical inflation statistics. The Producer Price Index ("PPI") report, which was the first of the inflation data released, with a rise of 0.2% represented the fifth straight month of rising wholesale prices. More importantly, the PPI report confirmed that there was virtually no acceleration in price pressures. The Consumer Price Index ("CPI") rose 0.1%, with the core components rising 0.2%, the slowest rise in five months. The CPI report evidenced a benign price environment at the consumer level while retail sales

-----------------------------------------------
(a) The Fund's fiscal year ends October 31.

posted a stronger than expected 0.9% increase symbolizing strong underlying growth in domestic demand. Together the reports suggest that the economy has a great deal of momentum as it moves into the new millennium.

     The Fed should remain firmly settled on the sidelines at the December 21 FOMC meeting. The approach of year-end and lingering concerns surrounding Year 2000 issues should effectively keep the Fed on hold for the remainder of the year. Looking beyond the December meeting, the Fed will have greater latitude to raise rates more aggressively if economic conditions warrant such action in 2000.

INTERNET

     You can now visit us on the Internet. Our home page at http://www.gabeIIi.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

CONCLUSION

     We thank you for your loyalty and as always, pledge our best efforts on your behalf as we seek to provide you with competitive returns. Please call us at 1-800-GABELLI (1-800-422-3554) during the business day for further information.

                                                  Sincerely,

                                                  /s/signature

                                                  JUDITH A. RANERI
                                                  Portfolio Manager

December 15, 1999

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total returns and average annual returns, which reflect changes in investment income, are net of expenses. Investment returns and yields will fluctuate. An investment in The Treasurer's Fund Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. THE FUND'S PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES.THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- OCTOBER 31, 1999
====================================================================================================

  PRINCIPAL                                                                    CREDIT      MARKET
    AMOUNT                                                                    RATINGS*      VALUE
  ---------                                                                   --------     ------
              COMMERCIAL PAPER -- 16.6%
$13,000,000   Banc One Financial Corp., 5.34%, 11/04/99 ....................   P1/A1   $  12,994,215
 10,000,000   Three Rivers Funding Corp., 5.35%, 11/10/99 ..................   P1/A1       9,986,625
 11,500,000   Republic Industries Funding Corp., 5.38%, 11/16/99 ...........   P1/A1      11,474,221
 10,000,000   Premium Finance Loan Owner Trust, 5.37%, 11/22/99 ............   P1/A1       9,968,675
 10,000,000   Louis Dreyfus Corp., 5.33%, 11/23/99 .........................   P1/A1+      9,967,428
 15,000,000   General Electric Capital Corp., 5.93%, 02/17/00 ..............   P1/A1+     14,733,150
                                                                                       -------------
              TOTAL COMMERCIAL PAPER ................................................     69,124,314
                                                                                       -------------
              SENIOR NOTE -- 1.2%
  5,000,000   Morgan Guaranty Trust (JPM), 5.43%, 11/29/99 .................   NR/A1+      4,999,825
                                                                                       -------------
              ADJUSTABLE RATE SECURITIES -- 3.1%
  7,500,000   Health Insurance Plan of Greater New York, Series B, 5.45%,
                11/01/99, Letter of Credit - Morgan Guaranty Trust,
                07/01/16+ ..................................................   NR/A1+      7,500,000
  4,200,000   New Jersey Economic Development Authority, Series E, 5.38%,
                11/03/99, 10/01/21+ ........................................   P1/A1+      4,200,000
  1,200,000   New Jersey Economic Development Authority, Series E, 5.45%,
                11/03/99, 08/01/14+ ........................................   NR/A1+      1,200,000
                                                                                       -------------
              TOTAL ADJUSTABLE RATE SECURITIES ......................................     12,900,000
                                                                                       -------------
              LOAN PARTICIPATIONS -- 4.8%

 10,000,000   GMAC Mortgage, 5.38%, 11/01/99 ...............................   NR/NR      10,000,000
 10,000,000   GMAC Mortgage, 5.38%, 12/01/99 ...............................   NR/NR       9,955,202
                                                                                       -------------
              TOTAL LOAN PARTICIPATIONS ............................................      19,955,202
                                                                                       -------------
              CORPORATE COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
    259,026   European American Bank Lease Rec. Dep. Trust, 5.25%,
                12/15/99 ...................................................   P1/A1+        259,026
                                                                                       -------------
              U.S. GOVERNMENT AGENCY MORTGAGES -- 23.8%
  5,000,000   Federal Home Loan Bank, 5.75%, 01/28/00 ......................               5,000,000
  5,000,000   Federal Home Loan Bank, 5.03%, 03/02/00 ......................               5,000,000
  5,000,000   Federal Home Loan Bank, 5.05%, 03/03/00 ......................               5,000,000
  4,000,000   Federal Home Loan Bank, 5.10%, 03/09/00 ......................               4,000,000
  5,000,000   Federal Home Loan Bank, 5.12%, 03/17/00 ......................               5,000,000
  5,000,000   Federal Home Loan Bank, 5.14%, 03/17/00 ......................               5,000,000
  5,000,000   Federal Home Loan Bank, 5.56%, 04/07/00 ......................               5,000,000
  5,000,000   Federal Home Loan Bank, 5.03%, 04/28/00 ......................               5,000,000
  5,000,000   Federal Home Loan Bank, 5.10%, 05/11/00 ......................               4,999,820
  5,000,000   Federal Home Loan Bank, 5.14%, 05/17/00 ......................               4,999,875
  5,000,000   Federal Home Loan Bank, 5.21%, 05/24/00 ......................               5,000,000
  5,000,000   Federal Home Loan Bank, 5.52%, 06/22/00 ......................               5,000,000
  5,000,000   Federal Home Loan Bank, 5.50%, 06/30/00 ......................               5,000,000
 10,000,000   Federal Home Loan Bank, 5.71%, 07/14/00 ......................              10,000,000
  5,000,000   Federal Home Loan Bank, 6.04%, 09/01/00 ......................               5,000,000
  5,000,000   Federal Home Loan Bank, 6.04%, 10/25/00 ......................               5,000,000
  5,000,000   Federal Home Loan Bank, 6.20%, 11/03/00 ......................               5,000,000
  5,000,000   Federal Home Loan Mortgage Corp.,5.00%,02/24/00 ..............               5,000,000
  5,000,000   Federal National Mortgage Assoc., 5.05%, 05/12/00 ............               4,997,733
                                                                                      --------------
              TOTAL U.S. GOVERNMENT AGENCY MORTGAGES ..............................       98,997,428
                                                                                      --------------

                 See accompanying notes to financial statements.
                                        3


THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 1999
====================================================================================================

  PRINCIPAL                                                                                MARKET
    AMOUNT                                                                                  VALUE
  ---------                                                                                -------
              REPURCHASE AGREEMENTS -- 53.7%
$82,000,000   ABN AMRO, 5.30%, dated 10/29/99, due 11/01/99, proceeds at
                maturity $82,036,217 (a) ......................................        $  82,000,000
 59,694,083   Bear Stearns & Co., 5.23%, dated 10/29/99, due 11/01/99,
                proceeds at maturity $59,720,100 (b) ..........................           59,420,083
 82,000,000   State Street Bank & Trust Co., 5.25%, dated 10/29/99,
                due 11/01/99, proceeds at maturity $82,035,875 (c) ............           82,000,000
                                                                                       -------------
              TOTAL REPURCHASE AGREEMENTS .....................................          223,420,083
                                                                                       -------------
TOTAL INVESTMENTS (COST $424,929,877) (d) ....................        103.3%             429,655,878
PAYABLE TO MANAGER ...........................................         (0.0)                (103,598)
PAYABLE TO ADMINISTRATOR .....................................         (0.0)                 (30,553)
PAYABLE FOR INVESTMENTS PURCHASED ............................         (3.6)             (14,955,202)
DIVIDENDS PAYABLE ............................................         (0.2)                (586,830)
OTHER ASSETS AND LIABILITIES (NET) ...........................          0.5                1,961,011
                                                                      ------           -------------
NET ASSETS (416,028,318 shares of beneficial interest outstanding,
     $0.001 par value, two billion shares authorized) ........        100.0%            $415,940,706
                                                                      =====             ============
COMPOSITION OF NET ASSETS
Paid-in-capital ..............................................                          $415,947,168
Accumulated distribution in excess of net investment income ..                                (4,404)
Accumulated net realized loss on investments .................                                (2,058)
                                                                                        ============
NET ASSETS .................................................................            $415,940,706
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ...................                   $1.00
                                                                                               =====
---------------------------------------------

       +   Variable rate security. The short term date shown is the next rate change date.
     (a)   Collateralized by Federal Farm Credit Bank Notes, 4.90% to 5.53%, due 11/16/00 to
           03/08/02, market value $83,641,150.
     (b)   Collateralized by U.S. Treasury STRIPS, Fannie Mae and Federal Home Mortgage notes,
           0.55% to 7.76%, due 10/15/07 to 08/15/24, market values total $60,890,566.
     (c)   Collateralized  by Federal Farm Credit Notes,  4.90% to 5.53%, due 11/16/00 to
           03/08/02, market values total $83,865,000.
     (d)   Aggregate cost for Federal tax purposes.
       *   Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and
           Fitch Investors Services Inc. (Unaudited). Moody's credit ratings of P1 and VMIG1,
           Standard & Poor's credit rating of A1, and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the
           Portfolio.

                 See accompanying notes to financial statements.
                                        4


THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- OCTOBER 31, 1999
=====================================================================================================

  PRINCIPAL                                                                      CREDIT      MARKET
   AMOUNT                                                                       RATINGS*      VALUE
  ---------                                                                     --------     ------
              SHORT-TERM MUNICIPAL OBLIGATIONS -- 99.4%
              ALABAMA -- 2.3%
 $2,000,000   Columbia Industrial Development Board, Pollution Control
               Revenue, Alabama Power Company Project,
               Series D, 3.75%, 11/01/99, 10/01/22+ ........................   VMIG1/A1   $ 2,000,000
    500,000   Huntsville Industrial Development Board, Avco Corporation
               Project, Series 1982, 4.05%, Letter of Credit - Wachovia Bank
               of Georgia, 11/01/99 ........................................     NR/A1        500,000
  2,000,000   Phenix County Industrial Development Board,
               Environmental Improvement Revenue, Mead Coated Board Project,
               Series A, 3.70%, 11/01/99, Letter of Credit - Toronto Dominion
               Bank, 06/01/28+ .............................................     NR/A1+     2,000,000
                                                                                          -----------
              TOTAL ALABAMA ...........................................................     4,500,000
                                                                                          -----------
              ARIZONA -- 4.0%
  5,000,000   Maricopa County Pollution Control, El Paso Electric Company
               Project, Series A, 3.55%, 11/03/99, Letter of Credit -
               Barclays Bank, 07/01/14+ ....................................     NR/P1      5,000,000
  2,800,000   Scottsdale Industrial Development Authority Revenue, Scottsdale
               Memorial Health Systems Project, Series B, 3.45%, 11/01/99,
               AMBAC Insured, SPA - Credit Local de France,
               09/01/22+ ...................................................   VMIG1/A1+    2,800,000
                                                                                          -----------
              TOTAL ARIZONA ..........................................................      7,800,000
                                                                                          -----------
              CALIFORNIA -- 1.0%
  1,900,000   California Higher Education Loan Authority, Student Loan
               Revenue, Series C, 3.55%, 07/01/00, Letter of Credit -
               Student Loan Marketing, 07/01/02+ ...........................   VMIG1/A1+    1,900,000
                                                                                          -----------
              COLORADO -- 0.6%
  1,085,000   Colorado Health Facilities Authority, Boulder Community
               Hospital Project, Series C, 3.45%, 11/01/99, MBIA Insured,
               SPA - Rabobank Nederland, 10/01/14+ .........................   VMIG1/A1+    1,085,000
                                                                                          -----------
              CONNECTICUT -- 1.4%
  2,700,000   Connecticut  Special Assessment  Unemployment  Compensation,
               Series C, 3.38%, 11/01/99, FGIC Insured, 11/15/01+ ..........   VMIG1/A1+    2,700,000
                                                                                          -----------
              DELAWARE -- 1.5%
  2,900,000   Delaware State Economic Development Authority Revenue,
               Exempt Facilities - Delmarva Power & Light, Series A,
               3.70%, 11/01/99, 10/01/17+ ..................................   VMIG1/A1     2,900,000
                                                                                          -----------
              FLORIDA -- 3.3%
  4,500,000   Florida Gulf Coast University, 3.60%, 11/01/99,
               Letter of Credit - First Union National Bank, 08/01/27+ .....     NR/A1      4,500,000
  2,000,000   Lee County Industrial Development Authority, Health Care
               Facilities Revenue, Cypress Cove Health Park - C, 3.50%,
               11/03/99, Letter of Credit - Kredietbank NV, 10/01/04+ ......   VMIG1/NR     2,000,000
                                                                                          -----------
              TOTAL FLORIDA .........................................................       6,500,000
                                                                                          -----------


                See accompanying notes to financial statements.


THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED)-- OCTOBER 31,  1999
==========================================================================================================
  PRINCIPAL                                                                      CREDIT          MARKET
    AMOUNT                                                                      RATINGS*          VALUE
  ---------                                                                     --------         -------
              GEORGIA -- 5.6%
 $3,270,000   Burke County Development Authority, Pollution Control
               Revenue, Georgia Power Company,
               3.50%, 11/01/99, 07/01/24+ ..................................    VMIG1/A1      $  3,270,000
  4,040,000   Burke County Development Authority, Pollution Control
               Revenue, Ogelthorpe Power Corporation Project,
               Series A, 3.50%, 11/03/99, FGIC Insured,
               SPA - Bayersiche Landesbank, 01/01/16+ ......................   VMIG1/A1+/F1+     4,040,000
  2,000,000   Gwinnett County School District, Construction Sales Tax
               Notes, 3.50%, 12/31/99 ......................................    MIG1/SP1+        2,001,031
  1,600,000   Hapeville Development Authority, Industrial Development
               Revenue, Hapeville Hotel Limited Partnership, 3.55%,
               11/01/99, Letter of Credit - Deutsche Bank AG, 11/01/15+ ....      P1/NR          1,600,000
                                                                                              ------------
              TOTAL GEORGIA ...........................................................         10,911,031
                                                                                              ------------
              HAWAII -- 2.5%
  4,900,000   Hawaii State Department of Budget and Finance, Queens
              Health System, Series A, 3.55%, 11/03/99,
              SPA - Morgan Guaranty Trust, 07/01/26+ .......................    VMIG1/A1+        4,900,000
                                                                                              ------------
              ILLINOIS -- 2.5%
  2,000,000   Illinois Health Facilities Authority Revenue Updates, Loyola
               University Health System, Series B, 3.45%, 11/03/99,
               MBIA Insured, SPA - C.S. First Boston, 07/01/24+ ............    VMIG1/A1+        2,000,000
  2,970,000   Illinois Housing Development Authority, Multi-Family
               Housing - Camelot, 3.60%, 11/03/99, MBIA Insured,
               SPA - First National Bank of Chicago, 05/01/27+ .............    VMIG1/A1+        2,970,000
                                                                                              ------------
              TOTAL ILLINOIS ..........................................................          4,970,000
                                                                                              ------------
              INDIANA -- 1.3%
  2,600,000   Indianapolis Industrial Resource Recovery Revenue, Ogden
               Martin Systems, 3.60%, 11/01/99, Letter of Credit -
               Westdeutsche Landesbank, 12/01/16+ ..........................     NR/A1+          2,600,000
                                                                                              ------------
              IOWA -- 0.4%
    700,000   Iowa Finance Authority, Solid Waste Disposal Revenue,
               Cedar River Paper Co. Project, 3.65%, 11/01/99,
               Letter of Credit - Swiss Bank Corp., 12/01/31+ ..............     NR/A1+            700,000
                                                                                              ------------
              KANSAS -- 1.3%
  1,100,000   Olathe Industrial Revenue, Garmin International Project, 3.60%,
               11/03/99, Letter of Credit - Bank of America, 01/01/25+ .....     NR/A1+          1,100,000
  1,375,000   Wichita Renewal & Improvement Temporary Notes,
               3.50%, 04/27/00 .............................................    MIG1/SP1+        1,377,071
                                                                                              ------------
              TOTAL KANSAS ............................................................          2,477,071
                                                                                              ------------
              KENTUCKY -- 2.2%
  1,000,000   Kentucky Asset/Liability Common General Fund Revenue
               Project Notes, 3.50%, 11/01/99 ..............................  MIG1/SP1+/F1+      1,000,000
  2,000,000   Kentucky Asset/Liability Common General Fund Revenue,
               Tax and Revenue Anticipation Notes, Series A,
               4.25%, 06/28/00 .............................................  MIG1/SP1+/F1+      2,011,094
  1,255,000   Kentucky Development Financial Authority, Pooled Loan
               Program, Series A, 3.45%, 11/01/99, FGIC Insured,
               SPA - Landesbank Hessen, 12/01/15+ ..........................   VMIG1/A1+         1,255,000
                                                                                              ------------
              TOTAL KENTUCKY ...........................................................         4,266,094
                                                                                              ------------



                 See accompanying notes to financial statements.
                                        6


THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 1999
=========================================================================================================
  PRINCIPAL                                                                     CREDIT          MARKET
   AMOUNT                                                                      RATINGS*          VALUE
  ---------                                                                    --------        -------
              MAINE -- 1.3%
 $2,500,000   Maine Educational Loan Marketing Corp., Student
               Loan Revenue, Series A-1, 3.55%, 11/03/99,
               AMBAC Insured, 05/01/32+ .................................... VMIG1/A1+/F1+    $ 2,500,000
                                                                                              -----------
              MARYLAND -- 4.4%
  4,000,000   Maryland State and Local Facilities Loan -
               Second Series, 4.75%, 08/01/00 ..............................   Aaa/AAA          4,037,208
  3,500,000   Montgomery County Housing Opportunity Revenue,
               Kensington Park Issue II, 3.55%, 11/03/99, MBIA Insured,
               SPA - First National Bank, 07/01/28+ ........................  VMIG1/A1+         3,500,000
  1,000,000   Northeast Maryland Waste Disposal Authority, Resource Recovery
               Revenue, Harford County Resource, 3.35%, 11/03/99,
               AMBAC Insured, SPA - Credit Local de France, 01/01/08+ ......  VMIG1/A1+         1,000,000
                                                                                              -----------
              TOTAL MARYLAND .........................................................          8,537,208
                                                                                              -----------
              MASSACHUSETTS -- 3.2%
  6,300,000   Massachusetts State Health & Educational Facilities Authority,
               Capital Assets Program, Series D, 3.50%, 11/01/99,
               MBIA Insured, SPA - Credit Suisse, 01/01/35+ ................  VMIG1/A1+         6,300,000
                                                                                              -----------
              MICHIGAN -- 4.4%
  2,000,000   Delta County Economic Development Corp. Environmental
               Improvement Revenue, Mead Escanaba Paper, Series C,
               3.55%, 11/01/99, Letter of Credit - Bank of Nova
               Scotia, 12/01/23+ ...........................................   P1/NR            2,000,000
  4,000,000   Michigan Higher Education Student Loan, Series XII-B,  3.55%,
               11/03/99, AMBAC Insured, SPA - Kredietbank NV, 10/01/13+ ....  VMIG1/A1          4,000,000
  1,300,000   Midland County Economic Development Corp.,
               Dow Chemical Co. Project, Series A, 3.65%,
               11/01/99, 12/01/23+ .........................................   P1/A1            1,300,000
  1,300,000   Wayne Charter County Airport, Detroit Metropolitan County
               Project, Series B, 3.55%, 11/03/99, Letter of Credit -
               Bayerische Landesbank, 12/01/16+ ............................  VMIG1/A1+         1,300,000
                                                                                              -----------
              TOTAL MICHIGAN .........................................................          8,600,000
                                                                                              -----------
              MINNESOTA -- 2.6%
  3,500,000   Rochester Minnesota Health Care, Mayo Foundation,
               Mayo Medical Center, Series C, 3.55%, 01/19/00 ..............   NR/A1+           3,500,000
  1,500,000   Rochester Minnesota Health Care, Mayo Foundation,
               Mayo Medical Center, Series C, 3.55%, 01/25/00 ..............   NR/A1+           1,500,000
                                                                                              -----------
              TOTAL MINNESOTA ........................................................          5,000,000
                                                                                              -----------
              MISSOURI -- 2.2%
  2,040,000   Missouri State Development Financial Board Recreation Facility,
               YMCA Greater St. Louis PJ-B, 3.60%, 11/03/99, Letter of
               Credit - Bank of America, 09/01/02+ .........................   NR/A1+           2,040,000
  2,320,000   Missouri State Health & Educational Facilities Authority,
               Christian Health Service, Series A, 3.45%, 11/01/99,
               Letter of Credit - Morgan Guaranty Trust, 11/01/19+ .........   NR/A1+           2,320,000
                                                                                              -----------
              TOTAL MISSOURI ........................................................           4,360,000
                                                                                              -----------




                 See accompanying notes to financial statements.
                                        7

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 1999
==========================================================================================================
  PRINCIPAL                                                                      CREDIT          MARKET
    AMOUNT                                                                      RATINGS*         VALUE
  ---------                                                                     --------         ------
              NEBRASKA -- 1.0%
 $2,000,000   Lancaster County Hospital Authority,  Bryan Memorial
               Hospital Project, 3.45%, 11/03/99, MBIA Insured,
               SPA - Commerzbank AG, 06/01/12 ..............................   VMIG1/A1+       $ 2,000,000
                                                                                               -----------
              NEVADA -- 3.2%
  4,202,000   Clark County Airport Revenue, Improvement Revenue,
               Series A, 3.45%, 11/01/99, MBIA Insured,
               Letter of Credit - Bayerische Hypo Vereinsbank, Credit Local
               de France, Chase Manhattan Bank, 07/01/12+ ..................   VMIG1/A1+         4,202,000
  2,000,000   Clark County Airport Revenue, Series B-1, 3.75%, 03/01/00,
               Letter of Credit - Bayerische Landesbank, 07/01/29+ .........   VMIG1/A1+         2,000,000
                                                                                               -----------
              TOTAL NEVADA .........................................................             6,202,000
                                                                                               -----------
              NEW HAMPSHIRE -- 1.2%
  2,425,000   Manchester Public Improvement, Series A, 3.75%, 05/01/00 .....   Aa2/NR            2,429,066
                                                                                               -----------
              NEW JERSEY -- 4.3%
  3,500,000   New Jersey Economic Development, New Jersey Natural
               Gas Co., Series A, 3.65%, 11/01/99, AMBAC Insured,
               SPA - Societe Generale, 08/01/30+ ...........................   VMIG1/A1+         3,500,000
  5,000,000   New Jersey State Turnpike Authority, Series D, 3.40%,
               11/03/99, Letter of Credit - Societe Generale, 01/01/18+ ....   VMIG1/A1+/F1+     5,000,000
                                                                                               -----------
              TOTAL NEW JERSEY .....................................................             8,500,000
                                                                                               -----------
              NEW YORK -- 0.9%
  1,300,000   New York State Local Government Assistance Corporation,
               Series G, 3.35%, 11/03/99, Letter of Credit - Bank of
               Nova Scotia, 04/01/25+ ......................................   VMIG1/A1          1,300,000
    500,000   State of New York Dormitory Authority, Beverwyck Inc.,
               3.50%, 11/03/99, Letter of Credit - Banque Paribas, 07/01/25+   VMIG1/A1+           500,000
                                                                                               -----------
              TOTAL NEW YORK .......................................................             1,800,000
                                                                                               -----------
              NORTH CAROLINA -- 6.3%
  3,800,000   Charlotte Airport Revenue, Series A, 3.55%, 11/03/99,
               MBIA Insured, SPA - Chase Manhattan Bank, 07/01/17+ .........  VMIG1/A1+          3,800,000
  2,500,000   Charlotte-Mecklenberg Hospital Authority, North Carolina
               Health Care Systems, Series C, 3.50%, 11/04/99,
               Liquidity Facility - Bank of America, 01/15/26+ .............  VMIG1/A1+          2,500,000
  5,000,000   Charlotte-Mecklenberg Hospital Authority, North Carolina
               Health Care Systems, Series D, 3.45%, 11/04/99,
               Liquidity Facility - NationsBank, 01/15/26+ .................  VMIG1/A1+          5,000,000
  1,100,000   North Carolina Educational Facilities Finance Authority
               Revenue, Elon College Project, 3.45%, 11/03/99,
               Letter of Credit - Bank of America, 01/01/19+ ...............  VMIG1/A1+          1,100,000
                                                                                               -----------
              TOTAL NORTH CAROLINA ................................................             12,400,000
                                                                                               -----------



                 See accompanying notes to financial statements.
                                        8


THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 1999
===========================================================================================================
  PRINCIPAL                                                                        CREDIT          MARKET
   AMOUNT                                                                         RATINGS*          VALUE
  --------                                                                        --------         ------
              NORTH DAKOTA -- 1.4%
 $  300,000   Grand Forks North Dakota Health Care Facilities Revenue,
               The United Hospital Obligation Group Project, Series A, 3.65%,
               11/01/99, Letter of Credit - LaSalle National Bank, 12/01/25+     VMIG1/NR        $   300,000
  1,500,000   North Dakota State Housing Finance Agency, Home Mortgage,
               Series C, 3.20%, 04/01/00 ...................................     MIG1/SP1+         1,500,000
  1,000,000   North Dakota State Housing Finance Agency Revenue, Housing
               Finance Program, Series E, 3.80%, 09/29/00 ..................     MIG1/SP1+         1,000,000
                                                                                                 -----------
              TOTAL NORTH DAKOTA ....................................................              2,800,000
                                                                                                 -----------
              OHIO -- 2.3%
  4,500,000   University of Cincinnati General Receipts, Anticipation Notes,
               3.26%, 12/21/99 .............................................     MIG1/SP1+         4,500,058
                                                                                                 -----------
              OKLAHOMA -- 1.2%
  2,300,000   Oklahoma City Notes, 5.00%, 02/01/00 .........................     Aaa/AAA           2,311,921
                                                                                                 -----------
              PENNSYLVANIA -- 6.6%
  2,200,000   Commonwealth of Pennsylvania, Series 1998A,
               3.65%, 01/27/00 .............................................     A1/NR             2,200,000
  1,500,000   Delaware County Industrial Development Authority,
               Airport Facilities Revenue, United Parcel Service Project,
               3.60%, 11/01/99, 12/01/15+ ..................................     Aaa/AAA           1,500,000
  1,250,000   Pennsylvania Energy Development Authority,
               B&W Ebensburg Project, 3.55%, 11/03/99,
               Letter of Credit - Landes Hessen-THRGN, 12/01/11+ ...........     Aaa/NR            1,250,000
  6,900,000   Philadelphia Water & Waste Water Revenue, Series B,
               3.45%, 11/03/99, AMBAC Insured, SPA -
               Commerzbank AG, 08/01/27+ ..................................      VMIG1/A1+/F1+     6,900,000
  1,000,000   Quakertown General Authority Revenue, Pooled Financing
               Program, Series A, 3.60%, 11/02/99, Letter of Credit -
               PNC Bank NA, 06/01/28+ ......................................     VMIG1/NR          1,000,000
                                                                                                 -----------
              TOTAL PENNSYLVANIA .....................................................            12,850,000
                                                                                                 -----------
              SOUTH CAROLINA -- 2.4%
  2,600,000   South  Carolina  Educational  Facilities  Authority,  Furman
               University Project, Series B, 3.50%, 11/01/99, MBIA Insured,
               SPA - Wachovia Bank of South Carolina, 10/01/26+ ............     Aaa/AAA           2,600,000
  2,200,000   South Carolina Jobs Economic Development Authority,
               St. Francis Hospital, 3.65%, 11/01/99, Letter of Credit -
               Chase Manhattan Bank, 07/01/22+ .............................     VMIG1/NR          2,200,000
                                                                                                 -----------
              TOTAL SOUTH CAROLINA ...................................................             4,800,000
                                                                                                 -----------
              TENNESSEE -- 0.8%
  1,500,000   Clarksville Public Building Authority Revenue, Pooled
               Financing - Tennessee Municipal Bond Fund, 3.60%,
               11/03/99, Letter of Credit - Bank of America, 10/01/25+ .....    NR/A1+             1,500,000
                                                                                                 -----------



                 See accompanying notes to financial statements.
                                        9


THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 1999
===========================================================================================================
   PRINCIPAL                                                                      CREDIT          MARKET
    AMOUNT                                                                       RATINGS*          VALUE
   ---------                                                                     --------         ------
              TEXAS -- 10.1%
 $1,900,000   Brazos River Authority Pollution Control Revenue,
               Texas Utilities Electric, Series A, 3.65%, 11/01/99,
               MBIA Insured, SPA - Bank of New York, 02/01/32+ .............    VMIG1/A1+        $ 1,900,000
  2,000,000   Brazos River Harbor Navigation District, Series 1990,
               3.55%, 01/24/00 .............................................    VMIG1/A1+         2,000,000
  2,750,000   Harris County Housing Finance Corp., Multi-Family
               Housing Revenue, Idlewood Park, Series A, 3.52%, 11/03/99,
               Letter of Credit - Metropolitan Life Insurance Co., 06/01/05+    NR/A1+            2,750,000
  1,600,000   North Central Health Facilities Development Corp. Revenue,
               Presbyterian Medical Center Project, Series D, 3.65%, 11/01/99,
               MBIA Insured, SPA - NationsBank of Texas, 12/01/15+ .........    VMIG1/A1+         1,600,000
  2,600,000   Port Arthur Navigation District Industrial, American
               Petrofina Inc., 3.60%, 11/01/99, Letter of Credit -
               Credit Commercial de France, 05/01/03+ ......................    P1/NR             2,600,000
  3,950,000   South Texas Higher Education Authority Inc., 3.55%, 11/03/99,
               MBIA Insured, SPA - Sallie Mae, 12/01/27+ ...................    VMIG1/NR          3,950,000
  5,000,000   Texas State Tax & Revenue Anticipation Notes, Series A,
               4.50%, 08/31/00 ............................................     MIG1/SP1+/F1+     5,032,107
                                                                                                -----------
              TOTAL TEXAS ...........................................................            19,832,107
                                                                                                -----------
              UTAH -- 1.0%
    900,000   Utah State Board of Regents  Student Loan  Revenue,  Series C,
               3.55%, 11/03/99, AMBAC Insured, SPA - Dresdner Bank, 11/01/13+   VMIG1/A1+           900,000
  1,085,000   Utah State Building Ownership Authority Lease Revenue,
               Series A, 4.50%, 05/15/00 ..................................     Aaa/AAA           1,091,286
                                                                                                -----------
              TOTAL UTAH ............................................................             1,991,286
                                                                                                -----------
              WASHINGTON -- 6.9%
  1,280,000   Port Bellingham Industrial Development Corp., Sauder
               Woodcraft Corp. Project, 3.55%, 11/03/99, Letter of Credit -
               Bank of America, 12/01/14+ ..................................    Aa1/NR            1,280,000
  1,500,000   Seattle Municipal Light & Power Revenue, 3.45%, 11/03/99,
               Letter of Credit - Morgan Guaranty Trust, 06/01/21+ .........    VMIG1/A1+         1,500,000
  3,560,000   Washington State Health Care Facilities Authority Revenue,
               Catholic Health Initiatives, Series A, 4.25%,
               MBIA Insured, 12/01/99 ......................................    Aaa/AAA           3,561,758
  2,245,000   Washington State Health Care Facilities Authority,
               Mason Medical Center, Series B, 3.65%, 11/03/99,
               MBIA Insured, SPA - C.S. First Boston, 02/15/27+ ............    VMIG1/A1+         2,245,000
  5,000,000   Washington State Public Power Supply System, Project
               Number 2, Electric Revenue, Series 2A-1, 3.40%, 11/03/99,
               MBIA Insured, SPA - C.S. First Boston, 07/01/12+ ............    VMIG1/A1+         5,000,000
                                                                                                -----------
              TOTAL WASHINGTON ......................................................            13,586,758
                                                                                                -----------


                 See accompanying notes to financial statements.
                                       10

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED)
-- OCTOBER 31, 1999
============================================================================================================
  PRINCIPAL                                                                       CREDIT           MARKET
    AMOUNT                                                                       RATINGS*           VALUE
  ---------                                                                      --------          ------
              WISCONSIN -- 1.8%
 $2,445,000   La Crosse Pollution Control Revenue, Dairyland Power Coop.,
               Series A, 3.55%, 11/03/99, AMBAC Insured, SPA - Rabobank
               Nederland, 09/01/14+ ......................................      VMIG1/A1+       $  2,445,000
  1,000,000   Wisconsin State, Series 3, 4.25%, 11/01/99 .................      Aa2/AA             1,000,000
                                                                                                ------------
              TOTAL WISCONSIN ........................................................             3,445,000
                                                                                                ------------
              TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS .................................           194,454,600
                                                                                                ------------
TOTAL INVESTMENTS (COST $194,454,600) (a) ................................     99.4%             194,454,600
PAYABLE TO MANAGER .......................................................     (0.0)                 (53,139)
PAYABLE TO ADMINISTRATOR .................................................     (0.0)                 (15,840)
DIVIDENDS PAYABLE ........................................................     (0.1)                (183,056)
OTHER ASSETS AND LIABILITIES (NET) .......................................      0.7                1,377,407
                                                                               -----            ------------
NET ASSETS (195,622,600 shares of beneficial interest outstanding,
$0.001 par value, two billion shares authorized) .........................    100.0%            $195,579,972
                                                                              =====             ============
COMPOSITION OF NET ASSETS
Paid-in-capital ......................................................................          $195,581,902
Undistributed net investment income ..................................................                   770
Accumulated net realized loss on investments .........................................                (2,700)
                                                                                                ------------
NET ASSETS ...........................................................................          $195,579,972
                                                                                                ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .............................                 $1.00
                                                                                                       =====
----------------------------------------------


       +   Variable rate security. The short term date shown is the next rate change date.
     (a)   Aggregate cost for Federal tax purposes.
       *   Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch
           Investors Services Inc. (Unaudited). Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated.In the opinion of the
           Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolio.

                 See accompanying notes to financial statements.
                                       11


THE TREASURER'S FUND
U.S. TREASURY MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS
-- OCTOBER 31, 1999
========================================================================================================

  PRINCIPAL                                                                                    MARKET
    AMOUNT                                                                                      VALUE
  ---------                                                                                    -------
              U.S. TREASURY OBLIGATIONS -- 54.1%
$26,000,000   U.S. Treasury Bills, 4.66%, 11/04/99 .........................                $ 25,990,281
 13,000,000   U.S. Treasury Bills, 4.67%, 11/12/99 .........................                  12,981,927
  5,000,000   U.S. Treasury Bills, 5.09%, 01/27/00 .........................                   4,940,248
 15,000,000   U.S. Treasury Notes, 5.50%, 03/31/00 .........................                  15,043,367
                                                                                            ------------
              TOTAL U.S. TREASURY OBLIGATIONS .......................................         58,955,823
                                                                                            ------------
              REPURCHASE AGREEMENTS -- 45.9%
 15,000,000   ABN AMRO, 5.20%, dated 10/29/99, due 11/01/99, proceeds
               at maturity $15,006,500 (a) .................................                  15,000,000
 20,000,000   Barclay's Capital, 5.22%, dated 10/29/99, due 11/01/99,
               proceeds at maturity $20,008,700 (b) ........................                  20,000,000
 14,963,459   Bear Stearns & Co., 5.23%, dated 10/29/99, due 11/01/99,
               proceeds at maturity $14,969,982 (c) ........................                  14,963,460
                                                                                            ------------
              TOTAL REPURCHASE AGREEMENTS ..........................................          49,963,460
                                                                                            ------------
TOTAL INVESTMENTS (COST $108,919,283) (d) ..................................    100.0%       108,919,283
PAYABLE TO MANAGER .........................................................     (0.0)           (29,864)
PAYABLE TO ADMINISTRATOR ...................................................     (0.0)            (8,743)
DIVIDENDS PAYABLE ..........................................................     (0.1)          (143,824)
OTHER ASSETS AND LIABILITIES (NET) .........................................      0.1            155,828
                                                                                -----       ------------
NET ASSETS (108,894,784 shares of beneficial interest outstanding,
 $0.001 par value, two billion shares authorized) ...........................   100.0%      $108,892,680
                                                                                =====       ============
COMPOSITION OF NET ASSETS
Paid-in-capital ....................................................................        $108,894,805
Accumulated distribution in excess of net investment income ........................              (2,125)
                                                                                            ------------
NET ASSETS .........................................................................        $108,892,680
                                                                                            ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ...........................               $1.00
                                                                                                   =====
----------------------------------------------


     (a)  Collateralized by U.S. Treasury Bond, 7.88%, due 02/15/21, market value $15,315,890.
     (b)  Collateralized by U.S. Treasury Bond, 6.60%, due 02/18/26, market value $20,401,091.
     (c)  Collateralized by U.S. Treasury Note, 6.50%, due 10/15/06, market value $15,266,954.
     (d)  Aggregate cost for Federal tax purposes.



                 See accompanying notes to financial statements.
                                       12


THE TREASURER'S FUND
STATEMENT OF OPERATIONS  -- YEAR ENDED OCTOBER 31, 1999
=======================================================================================================================
                                                                       DOMESTIC PRIME      TAX EXEMPT     U.S. TREASURY
                                                                        MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                                         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                       --------------     ------------    -------------
INVESTMENT INCOME:
Interest .................................................              $19,908,486        $5,974,183       $5,551,542
EXPENSES:
  Investment advisory fees .................................              1,170,495           567,728          348,614
  Administration fees ......................................                344,056           193,018           97,180
  Shareholder services fees ................................                158,919            41,096           49,550
  Custodian fees ...........................................                 81,960            37,144           40,499
  Legal and audit fees .....................................                 72,374            35,755           65,171
  Directors' fees ..........................................                 30,753            17,302            9,286
  Miscellaneous expenses ...................................                128,210            46,779           42,023
                                                                        -----------        ----------       ----------
  TOTAL EXPENSES ...........................................              1,986,767           938,822          652,323
  Custodian fee credits ....................................                     --           (23,688)              --
                                                                        -----------        ----------       ----------
  TOTAL NET EXPENSES .......................................              1,986,767           915,134          652,323
                                                                        -----------        ----------       ----------
  NET INVESTMENT INCOME ....................................             17,921,719         5,059,049        4,899,219
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................                    167            (2,700)          44,590
                                                                        -----------        ----------       ----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....            $17,921,886        $5,056,349       $4,943,809
                                                                        ===========        ==========       ==========


                See accompanying notes to financial statements.
                                       13


THE TREASURER'S FUND
STATEMENT OF CHANGES IN NET ASSETS
====================================================================================================================================



                                              DOMESTIC PRIME                     TAX EXEMPT                    U.S. TREASURY
                                            MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                        --------------------------      --------------------------        ------------------------
                                         YEAR ENDED     YEAR ENDED        YEAR ENDED    YEAR ENDED        YEAR ENDED     YEAR ENDED
                                        OCTOBER 31,    OCTOBER 31,       OCTOBER 31,   OCTOBER 31,       OCTOBER 31,    OCTOBER 31,
                                           1999           1998              1999          1998              1999           1998
                                        -----------    -----------       -----------   -----------       -----------    -----------
 OPERATIONS:
  Net investment income ..........  $   17,921,719   $  14,861,120   $   5,059,049   $   5,833,106    $   4,899,219   $   4,778,044
  Net realized gain (loss)
    on investments ...............            167           2,459          (2,700)         14,353           44,590         100,398
                                    --------------   -------------   -------------   -------------    -------------   -------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           17,921,886      14,863,579       5,056,349       5,847,459        4,943,809       4,878,442
                                    --------------   -------------   -------------   -------------    -------------   -------------
 DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ..........     (17,972,297)    (14,861,120)     (5,061,709)     (5,833,106)      (4,901,323)     (4,778,044)
  Net realized gain on
    investment transactions ......              --          ( ,256)             --            (346)         (44,590)       (100,398)
                                    --------------   -------------   -------------   -------------    -------------   -------------
  TOTAL DISTRIBUTIONS
    TO SHAREHOLDERS                    (17,972,297)    (14,865,376)     (5,061,709)     (5,833,452)      (4,945,913)     (4,878,442)
                                    --------------   -------------   -------------   -------------    -------------   -------------

 CAPITAL SHARE TRANSACTIONS
    ($1.00 PER SHARE):
    Proceeds from shares sold ....   3,318,246,393   1,781,729,609     584,568,905     688,316,889        1,207,585     805,182,983
    Proceeds from reinvestment
      of dividends ...............      17,078,577      14,377,159       4,939,651       5,768,277        4,224,966       4,291,497
    Cost of shares redeemed ......  (3,277,183,482) (1,718,594,158)   (607,513,281)   (673,343,550)  (1,213,795,134)   (783,799,470)
                                    --------------   -------------   -------------   -------------    -------------   -------------
    Net increase (decrease)
    in net assets from
    share transactions ...........      58,141,488      77,512,610     (18,004,725)     20,741,616       (1,984,695)     25,675,010
                                    --------------   -------------   -------------   -------------    -------------   -------------
    NET INCREASE (DECREASE)
    IN NET ASSETS ................      58,091,077      77,510,813     (18,010,085)     20,755,623       (1,986,799)     25,675,010

 NET ASSETS:
    Beginning of period ..........     357,849,629     280,338,816     213,590,057     192,834,434      110,879,479      85,204,469
                                    --------------   -------------   -------------   -------------    -------------   -------------
    End of period ................  $  415,940,706   $ 357,849,629   $ 195,579,972   $ 213,590,057    $ 108,892,680   $ 110,879,479
                                    ==============   =============   =============   =============    =============   =============
    Undistributed (Distribution in
    excess of) net investment
    income .......................          (4,404)        (46,175)            770           3,430           (2,125)            (21)
                                    --------------   -------------   -------------   -------------    -------------   -------------

                 See accompanying notes to financial statements.
                                       14


THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
DOMESTIC PRIME MONEY MARKET PORTFOLIO
====================================================================================================================
Selected data for a share of beneficial  interest  outstanding  throughout  each period:
                                                                                   YEAR ENDED OCTOBER 31,
                                                                      ---------------------------------------------
                                                                       1999      1998      1997      1996      1995
                                                                      ------    ------    ------    ------    ------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ................              $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                                      ------    ------    ------    ------    ------
   Net investment income (a) ...........................               0.045     0.050     0.050     0.049     0.054
   Net realized and unrealized loss on investments .....                  --        --        --        --    (0.002)
                                                                      ------    ------    ------    ------    ------
   Total from investment operations ....................               0.045     0.050     0.050     0.049     0.052
                                                                      ------    ------    ------    ------    ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ....................................         (0.045)   (0.050)   (0.049)   (0.049)   (0.054)
   Net realized gain on investments .........................             --        --    (0.001)       --        --
                                                                      ------     ------   ------    ------    ------
   Total distributions ......................................         (0.045)   (0.050)   (0.050)   (0.049)   (0.054)
                                                                      ------    ------    ------    ------    ------
   Contributions from affiliate (b) .........................             --        --        --        --     0.002
                                                                      ------    ------    ------    ------    ------
   NET ASSET VALUE, END OF PERIOD ...........................         $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                                      ======    ======    ======    ======    ======
   Total return+ ............................................           4.65%     5.15%     5.19%     5.12%     5.50%
                                                                      ======    ======    ======    ======    ======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .....................       $415,941  $357,850  $280,339  $236,812  $169,297
   Ratio of net investment income to average net assets .....          4.55%     5.03%     4.99%     4.93%     5.33%
   Ratio of operating expenses to average net assets (c) ....          0.50%     0.54%     0.52%     0.54%     0.53%
   Ratio of interest expense to average net assets ..........             --        --        --     0.01%     0.02%
--------------------------------------------------------

    +    Total return  represents  aggregate  total  return of a  hypothetical $1,000 investment  at the  beginning of the  period and sold at the end of the period including reinvestment of dividends.
    (a)  Net investment  income before fees waived by the  administrator for the years ended October 31, 1996 and
         1995 was $0.048 and $0.053, respectively.
    (b)  During the year ended  October 31,  1995,  the  Portfolio  realized losses on the sale of certain securities.
         Pursuant to an undertaking, losses in the amount of $262,913 were reimbursed to the Portfolio by the former
         Adviser.
    (c)  Operating  expense  ratios  after  custodian  fee  credits on cash balances  maintained with the custodian and fees waived by the administrator for the years ended October 31, 1996 and 1995 were 0.52% and 0.50%, respectively.

TAX EXEMPT MONEY MARKET PORTFOLIO
=============================================================================
Selected data for a share of beneficial interest outstanding throughout each period:


                                                                                   YEAR ENDED OCTOBER 31,
                                                                      ----------------------------------------------
                                                                       1999      1998      1997      1996      1995
                                                                      ------    ------    ------    ------    ------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ................              $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                                      ------    ------    ------    ------    ------
   Net investment income (a) ...........................               0.027     0.030     0.031     0.030     0.034
                                                                      ------    ------    ------    ------    ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...............................              (0.027)   (0.030)   (0.031)   (0.030)   (0.034)
                                                                      ------    ------    ------    ------    ------
   NET ASSET VALUE, END OF PERIOD                                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                                      ======    ======    ======    ======    ======
   Total return+ .......................................               2.71%     3.08%     3.12%     3.04%     3.42%
                                                                      ======    ======    ======    ======    ======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .....................       $195,580  $213,590  $192,834  $158,507  $140,826
   Ratio of net investment income to average net assets .....          2.67%     3.04%     3.07%     3.00%     3.35%
   Ratio of operating expenses to average net assets (b) ....          0.49%     0.50%     0.53%     0.54%     0.53%
-------------------------------------------------------

        +  Total return  represents  aggregate  total  return of a  hypothetical $1,000 investment  at the  beginning of the  period and sold at the end of the period including reinvestment of dividends.
      (a)  Net investment income before fees waived by the administrator for the year ended October 31, 1995 was $0.033.
      (b)  Operating  expense  ratios  after  custodian  fee  credits on cash 1998, 1997 and 1996 were 0.48%, 0.48%,
           0.52% and 0.52%, respectively. The operating expense ratio after custodian fee credits on cash balances maintained with the custodian and fees waived by the administrator for the year ended October 31, 1995 was
           0.50%.



                 See accompanying notes to financial statements.
                                       15


THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
U.S. TREASURY MONEY MARKET PORTFOLIO
====================================================================================================================
Selected data for a share of beneficial interest outstanding throughout each period:

                                                                                   YEAR ENDED OCTOBER 31,
                                                                      ----------------------------------------------
                                                                       1999      1998      1997      1996      1995
                                                                      ------    ------    ------    ------    ------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ................              $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                                      ------    ------    ------    ------    ------
   Net investment income ...............................               0.042     0.048     0.047     0.047     0.051
   Net realized and unrealized gain on investments .....                  --     0.001     0.001        --        --
                                                                      ------    ------    ------    ------    ------
   Total from investment operations ....................               0.042     0.049     0.048     0.047     0.051
                                                                      ------    ------    ------    ------    ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...............................              (0.042)   (0.048)   (0.047)   (0.047)   (0.051)
   Net realized gain on investments ....................                  --    (0.001)   (0.001)       --        --
                                                                      ------    ------    ------    ------    ------
   Total distributions .................................              (0.042)   (0.049)   (0.048)   (0.047)   (0.051)
                                                                      ------    ------    ------    ------    ------
   NET ASSET VALUE, END OF PERIOD                                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                                      ======    ======    ======    ======    ======
   Total return+ .......................................               4.34%     5.03%     4.91%     4.83%     5.27%
                                                                      ======    ======    ======    ======    ======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ..................          $108,893  $110,879   $85,204   $90,761   $94,834
   Ratio of net investment income to average net assets .....          4.19%     4.83%     4.74%     4.70%     5.10%
   Ratio of operating expenses to average net assets (a) ....          0.56%     0.51%     0.61%     0.63%     0.56%
-------------------------------------------------------------

        +   Total return  represents  aggregate  total  return of a  hypothetical $1,000 investment  at the  beginning of the  period and sold at the end of the period including reinvestment of dividends.
      (a)   Operating  expense ratios after custodian fee credits on securities ratios  after  custodian  fee  credits on cash  balances  maintained  with the custodian for the years ended October 31, 1996 and 1995 were 0.60%
            and 0.54%, respectively.

                 See accompanying notes to financial statements.
                                       16

     THE     TREASURER'S     FUND     NOTES     TO     FINANCIAL      STATEMENTS
================================================================================

1. DESCRIPTION. The Treasurer's Fund, Inc. (the "Fund") was organized as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (collectively, the "Portfolios"). Shares of these Portfolios are also offered as Gabelli Cash Management shares of the Treasurer's Fund, Inc. The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio remain inactive.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost (which approximates market value) whereby a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Directors. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. The Portfolio will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement. The Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. When-issued securities are recorded on the date on which the priced transaction confirmation is received.

DIVIDENDS AND DISTRIBUTIONS. Dividends from investment income (including realized capital gains and losses) are declared daily and paid monthly. Distributions of long term capital gains, if any, are paid annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

The Tax Exempt Money Market Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the twelve months ended October 31, 1999, custodian fee credits were $23,688. There was no effect on net investment income. The Portfolio could have invested such amounts in an income producing asset if it had not agreed to a reduction of fees or expenses under the expenses offset arrangement with its custodian.

As of October 31, 1999, the Domestic Prime Money Market Portfolio had net capital loss carryforwards for Federal income tax purposes of $2,058 expiring in 2006 and the Tax Exempt Money Market Portfolio had net capital loss carryforwards for Federal income tax purposes of $2,700 expiring in 2007. The tax exempt dividend paid by the Tax Exempt Money Market Portfolio was $5,061,709.

PROVISION FOR INCOME TAXES. Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

3. AGREEMENT WITH AFFILIATED PARTIES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Gabelli Fixed Income LLC (the "Adviser") which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of each Portfolio's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolios, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

Gabelli Funds, LLC, (the "Administrator") serves as the Administrator to the Fund pursuant to an Administrative Services Agreement with each of the Portfolios under which the Administrator provides services for a fee that is computed daily and paid monthly in accordance with the following schedule: (i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of all aggregate average daily net assets of the Fund over $1 billion.

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. Gabelli Fixed Income Distributors, Inc. (the "Distributor") serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
================================================================================
SHAREHOLDERS AND BOARD OF DIRECTORS
THE TREASURER'S FUND, INC.

     We have audited the accompanying statements of net assets of the Domestic Prime Money Market, the Tax Exempt Money Market, and the U.S.Treasury Money Market Portfolios (each a portfolio of The Treasurer's Fund, Inc.) ("the Fund") as of October 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Treasurer's Fund, Inc. at October 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                  /s/signature
                                                  ERNST & YOUNG LLP

New York, New York
December 8, 1999
--------------------------------------------------------------------------------
                  1999 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

For the fiscal year ended on October 31, 1999, none of the ordinary income dividends qualify for the dividend received deduction available to corporations. For the fiscal year ended October 31, 1999, 100.0% of the ordinary income dividends paid by the Tax Exempt Money Market Portfolio are exempt from Federal taxation. These dividends may not be exempt from state and local taxation. Due to the diversity in state and local tax laws, it is recommended that you consult your personal tax advisor for the applicability of the information provided as to your specific situation.

U.S. GOVERNMENT INCOME:

The percentage of ordinary income dividend paid by the Domestic Prime Money Market Portfolio, Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio during the period from November 1, 1998 through October 31, 1999 which was derived from U.S. Treasury securities was 18.3%, 0.0% and 52.2% respectively. Such income may be exempt from state and local in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in the U.S. Treasury securities. The U.S. Treasury Money Market Portfolio derived 52.2% of its ordinary income from the U.S. Treasury securities during fiscal year 1999. The Domestic Prime Money Market Portfolio and Tax Exempt Money Market Portfolio did not meet this strict requirement in fiscal year 1999.
--------------------------------------------------------------------------------

                              THE TREASURER'S FUND
                              One Corporate Center
                            Rye, New York 10580-1434
                                 1-800-GABELLI
                                [1-800-422-3554]
                              FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
               (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI AFTER 6:00 P.M.)

                               BOARD OF DIRECTORS

Felix J. Christiana                          Thomas E. O'Connor
FORMER SENIOR VICE PRESIDENT                 CONSULTANT
DOLLAR DRY DOCK SAVINGS BANK                 GABELLI FIXED INCOME LLC

Anthony J. Colavita                          Karl Otto Pohl
ATTORNEY-AT-LAW                              FORMER PRESIDENT
                                             DEUTSCH  BUNDESBANK
Anthony J. Colavita, P.C.
Richard N. Daniel                            Anthony R. Pustorino
FORMER CHAIRMAN AND                          CERTIFIED PUBLIC ACCOUNTANT
CHIEF EXECUTIVE OFFICER                      PROFESSOR, PACE UNIVERSITY
HANDY & HARMAN
                                             Werner J. Roeder, MD
Mary E. Hauck                                MEDICAL DIRECTOR
(RETIRED) SENIOR PORTFOLIO MANAGER           LAWRENCE HOSPITAL
MUTUAL FUND MANAGEMENT CO.
                                             Anthonie C. Van Ekris
Robert C. Kolodny, MD                        MANAGING DIRECTOR
PHYSICIAN, AUTHOR AND LECTURER               BALMAC INTERNATIONAL, INC.
GENERAL PARTNER OF KBS PARTNERSHIP


                                    OFFICERS

Ronald S. Eaker                              Judith A. Raneri
PRESIDENT AND                                SECRETARY, TREASURER AND
CHIEF INVESTMENT OFFICER                     PORTFOLIO MANAGER

Henley L. Smith                              Bruce N. Alpert
VICE PRESIDENT AND                           VICE PRESIDENT
INVESTMENT OFFICER

                                   DISTRIBUTOR
                              Gabelli Fixed Income
                               Distributors, Inc.

                                    CUSTODIAN
                             Custodial Trust Company

                                  LEGAL COUNSEL
                                Battle Fowler LLP

------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Treasurer's Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
------------------------------------------------------------------------------